Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Share-Based Compensation Expense

Share-based compensation expense is included in the following line items in our statement of operations:

	2015	2014	2013

Cost of revenue	15	10	8
Research and development	45	20	13
Selling, general and administrative	156	103	67

	216	133	88

Long Term Incentive Plans [Member]
Summary of Stock Options and Changes
	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding at January 1, 2015	7,948,270	28.66
Granted	1,262,257	78.10
Assumed in Freescale acquisition	2,871,861	38.29
Exercised	1,681,024	23.03
Forfeited	366,714	29.80

Outstanding at December 31, 2015	10,034,650	38.53	6.7	437
Exercisable at December 31, 2015	5,096,894	26.24	5.9	295

Summary of Restricted Share Units

Restricted share units

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2015	3,557,737	47.86
Granted	2,253,263	79.22
Assumed in Freescale acquisition	4,924,043	86.09
Vested	2,247,072	53.56
Forfeited	250,110	48.98

Outstanding at December 31, 2015	8,237,861	78.03

Management Equity Stock Option Plan [Member]
Summary of Stock Options and Changes

The following table summarizes the information about NXP’s outstanding MEP Options and changes during 2015.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding at January 1, 2015	2,916,205	24.14
Granted	—	—
Exercised	167,263	21.80
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2015	2,748,942	24.14	2.7	146
Exercisable at December 31, 2015	2,748,942	24.14	2.7	146

Financial Performance Conditions [Member] | Long Term Incentive Plans [Member]
Summary of Performance Share Units

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2015	1,323,294	33.09
Granted	225,831	75.28
Vested	717,146	28.41
Forfeited	56,655	33.36

Outstanding at December 31, 2015	775,324	49.68

Market Performance Conditions [Member] | Long Term Incentive Plans [Member]
Summary of Performance Share Units

Market performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2015	1,951,049	23.27
Granted	21,720	64.28
Vested	—	—
Forfeited	67,500	15.25

Outstanding at December 31, 2015	1,905,269	26.85